Shareholder Report, Average Annual Return (Details)	6 Months Ended	30 Months Ended
	May 31, 2024	May 31, 2024
C000231252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.58%	4.58%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.55%	5.07%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%	6.42%